SCHEDULE OF OPERATING LEASE LIABILITIES RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right-of-use Assets
Operating lease expense (per ASC 842)	$ 51	$ 3
Total lease expense	$ 51	$ 3